SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7483	0.7553	0.7755
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1470	0.1401	0.1456
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1290	0.1276	0.1278
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7435	0.7536	0.7795
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1427	0.1455	0.1530
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1286	0.1276	0.1277